Fair Value Measurements - Fair Value Levels (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurements
Fair Value	$ 3,123,450	$ 2,873,588	$ 2,387,374
Level 1
Fair Value Measurements
Fair Value	0	0
Level 2
Fair Value Measurements
Fair Value	68,585	30,821	17,064
Level 3
Fair Value Measurements
Fair Value	3,040,160	2,828,035	2,356,559
Level 1, Level 2, and Level 3
Fair Value Measurements
Fair Value	3,108,745	2,858,856	2,373,623
Net Asset Value
Fair Value Measurements
Fair Value	14,705	14,732	13,751
First Lien Debt | Level 1
Fair Value Measurements
Fair Value	0	0
First Lien Debt | Level 2
Fair Value Measurements
Fair Value	25,881	25,362	17,064
First Lien Debt | Level 3
Fair Value Measurements
Fair Value	2,907,989	2,668,749	2,207,036
First Lien Debt | Level 1, Level 2, and Level 3
Fair Value Measurements
Fair Value	2,933,870	2,694,111	2,224,100
Second Lien Debt | Level 1
Fair Value Measurements
Fair Value	0	0
Second Lien Debt | Level 2
Fair Value Measurements
Fair Value	42,704	5,459
Second Lien Debt | Level 3
Fair Value Measurements
Fair Value	92,008	122,891	121,550
Second Lien Debt | Level 1, Level 2, and Level 3
Fair Value Measurements
Fair Value	134,712	128,350	121,550
Other Securities | Level 1
Fair Value Measurements
Fair Value	0	0
Other Securities | Level 2
Fair Value Measurements
Fair Value	0	0
Other Securities | Level 3
Fair Value Measurements
Fair Value	40,163	36,395	27,973
Other Securities | Level 1, Level 2, and Level 3
Fair Value Measurements
Fair Value	$ 40,163	$ 36,395	$ 27,973